Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

6. Income Taxes

The Company is subject to United States federal and state income taxes at an approximate rate of 31%. The reconciliation of the provision for income taxes at the United States federal and state statutory rate compared to the Company’s income tax expense as reported is as follows:

	December 31,	December 31,
	2019	2018

Income tax benefit computed at the statutory rate	$12,850	$10,298
Change in valuation allowance	(12,850)	(10,298)

Provision for income taxes	$–	$–

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2019 and 2018 after applying enacted corporate income tax rates, are as follows:

	December 31,	December 31,
	2019	2018
Deferred income tax assets
Net operating losses	$198,090	$185,239
Valuation allowance	(198,090)	(185,239)

Net deferred income tax assets	$–	$–

The Company has net operating loss carry-forwards of $639,000 which expire commencing in 2035.